SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	$ 6,369	$ 6,113	$ 4,243
Policyholders’ account balances	83,866	79,361	66,820
Future policy benefits and other policyholders' liabilities	16,603	18,178	39,881
Policy charges and premium revenue	3,448	3,728	4,732
Net derivative gains (losses)	907	(7,149)	(1,722)
Net investment income (loss)	3,315	3,846	3,477
Policyholders’ benefits and interest credited	4,107	4,007	6,548
Amortization of deferred policy acquisition costs	586	552	1,613
All other operating expense	4,959	446	5,347
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	127	139	15
Policyholders’ account balances	14,996	12,820	8,381
Future policy benefits and other policyholders' liabilities	8,141	9,146	9,629
Policy charges and premium revenue	318	347	390
Net derivative gains (losses)	36	(21)	(111)
Net investment income (loss)	521	674	448
Policyholders’ benefits and interest credited	759	735	785
Amortization of deferred policy acquisition costs	11	12	(1)
All other operating expense	721	736	674
Intersegment Eliminations
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	0	0	0
Policyholders’ account balances	0	0	0
Future policy benefits and other policyholders' liabilities	0	0	0
Policy charges and premium revenue	0	0	0
Net derivative gains (losses)	15	14	13
Net investment income (loss)	95	82	71
Policyholders’ benefits and interest credited	0	0	0
Amortization of deferred policy acquisition costs	0	0	0
All other operating expense	(760)	(778)	(673)
Individual Retirement | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	3,219	3,013	2,597
Policyholders’ account balances	40,102	37,717	29,921
Future policy benefits and other policyholders' liabilities	891	1,196	3,323
Policy charges and premium revenue	655	726	780
Net derivative gains (losses)	851	(7,060)	(2,059)
Net investment income (loss)	997	796	845
Policyholders’ benefits and interest credited	374	291	2,015
Amortization of deferred policy acquisition costs	334	294	281
All other operating expense	(102)	(857)	357
Group Retirement | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	800	771	632
Policyholders’ account balances	13,141	13,050	12,828
Future policy benefits and other policyholders' liabilities	1	0	9
Policy charges and premium revenue	318	370	295
Net derivative gains (losses)	(20)	(39)	(2)
Net investment income (loss)	605	751	644
Policyholders’ benefits and interest credited	281	303	305
Amortization of deferred policy acquisition costs	59	64	73
All other operating expense	277	354	283
Investment Management and Research | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	0	0	0
Policyholders’ account balances	0	0	0
Future policy benefits and other policyholders' liabilities	0	0	0
Policy charges and premium revenue	0	0	0
Net derivative gains (losses)	41	(14)	(36)
Net investment income (loss)	(108)	25	36
Policyholders’ benefits and interest credited	0	0	0
Amortization of deferred policy acquisition costs	0	0	0
All other operating expense	3,255	3,238	2,815
Protection Solutions | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	1,630	1,559	418
Policyholders’ account balances	14,939	15,028	14,875
Future policy benefits and other policyholders' liabilities	4,870	5,283	5,031
Policy charges and premium revenue	2,018	1,950	2,013
Net derivative gains (losses)	(16)	(29)	413
Net investment income (loss)	961	1,095	941
Policyholders’ benefits and interest credited	2,477	2,451	2,372
Amortization of deferred policy acquisition costs	117	116	1,220
All other operating expense	685	590	420
Wealth Management | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	0	0	0
Policyholders’ account balances	0	0	0
Future policy benefits and other policyholders' liabilities	0	0	0
Policy charges and premium revenue	0	0	0
Net derivative gains (losses)	0	0	0
Net investment income (loss)	2	(1)	0
Policyholders’ benefits and interest credited	0	0	0
Amortization of deferred policy acquisition costs	0	0	0
All other operating expense	1,311	1,390	1,130
Legacy | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	593	631	581
Policyholders’ account balances	688	746	815
Future policy benefits and other policyholders' liabilities	2,700	2,553	(21,889)
Policy charges and premium revenue	139	335	1,254
Net derivative gains (losses)	0	0	60
Net investment income (loss)	242	424	492
Policyholders’ benefits and interest credited	216	227	1,071
Amortization of deferred policy acquisition costs	65	66	40
All other operating expense	$ (428)	$ (4,227)	$ 341